Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Summary of Impairment, Restructuring Charges and Other Related Closure Costs

Impairment, restructuring charges and other related closure costs incurred in 2015, 2014 and 2013 are summarized as follows:

Year ended December 31, 2015	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	—	(2)	(2)
Manufacturing consolidation	—	(1)	(10)	(11)
EPS restructuring plan	—	(36)	—	(36)
Long-lived asset impairment charge(16)		—	—	(16)

Total	(16)	(37)	(12)	(65)

Year ended December 31, 2014	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	(17)	(7)	(24)
Manufacturing consolidation	—	(8)	(4)	(12)
EPS restructuring plan	—	(16)	(14)	(30)
Long-lived asset impairment charge	(24)	—	—	(24)

Total	(24)	(41)	(25)	(90)

Year ended December 31, 2013	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
ST-Ericsson restructuring plans	—	(6)	(3)	(9)
ST-Ericsson exit	(17)	(69)	—	(86)
Digital restructuring plan	(2)	(1)	(2)	(5)
$600-650 million net opex plan	—	(88)	—	(88)
Manufacturing consolidation	(29)	(8)	—	(37)
Goodwill and other intangible impairment charge	(56)	—	—	(56)
Assets held for sale impairment	(5)	—	—	(5)
Other restructuring initiatives	—	(6)	—	(6)

Total	(109)	(178)	(5)	(292)

Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2013 to December 31, 2015 are summarized as follows:

	$600-650 million net opex plan	Digital restructuring plan	Manufacturing consolidation	EPS restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2013	46	6	10	—	14	76

Charges incurred in 2014	25	—	12	31	—	68
Adjustments for unused provisions	(1)	—	—	(1)	—	(2)
Amounts paid	(58)	(6)	(17)	(2)	(3)	(86)
Advances not refunded upon contract termination	—	—	—	(13)	—	(13)
Currency translation effect	(1)	—	—	—	—	(1)

Provision as at December 31, 2014	11	—	5	15	11	42

Charges incurred in 2015	2	—	11	43	—	56

Adjustments for unused provisions	—	—	—	(7)	—	(7)

Amounts paid	(5)	—	(5)	(33)	(2)	(45)

Receivables not collected upon contract termination	—	—	(4)	—	—	(4)

Longgang deconsolidation	—	—	(6)	—	—	(6)

Currency translation effect	(2)	—	—	—	—	(2)

Provision as at December 31, 2015	6	—	1	18	9	34